Note 45 Remuneration system with deferred delivery of shares of non executive directors (Details) - shares		Jun. 30, 2023	Jun. 30, 2022
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	129,471	150,608
Theoretical shares accumulated as of 30 june		849,685	911,637
José Miguel Andrés Torrecillas [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	16,023	19,253
Theoretical shares accumulated as of 30 june		134,048	118,025
Jaime Caruana Lacorte [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	17,255	20,733
Theoretical shares accumulated as of 30 june		94,960	77,705
Sonia Lilia Dulá [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1],[2]	0	0
Theoretical shares accumulated as of 30 june	[2]	0	0
Raúl Galamba de Oliveira [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	10,091	10,177
Theoretical shares accumulated as of 30 june		29,768	19,677
Belén Garijo López [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	10,603	12,741
Theoretical shares accumulated as of 30 june		101,192	90,589
Connie Hedegaard [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1],[3]	3,263	0
Theoretical shares accumulated as of 30 june	[3]	3,263	0
Lourdes Maiz Carro [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	7,237	8,696
Theoretical shares accumulated as of 30 june		71,593	64,356
José Maldonado Ramos [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	10,397	12,493
Theoretical shares accumulated as of 30 june		146,874	136,477
Ana Peralta Moreno [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	7,237	8,696
Theoretical shares accumulated as of 30 june		42,329	35,092
Juan Pi Llorens [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	13,943	18,703
Theoretical shares accumulated as of 30 june		148,542	134,599
Ana Revenga Shanklin [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	8,035	8,611
Theoretical shares accumulated as of 30 june		24,214	16,179
Susana Rodriguez Vidarte [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[4]	13,648	16,400
Theoretical shares accumulated as of 30 june	[4]	0	177,775
Carlos Salazar Lomelín [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	5,218	6,270
Theoretical shares accumulated as of 30 june		17,130	11,912
Jan Verplancke [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated 2023	[1]	6,521	7,835
Theoretical shares accumulated as of 30 june		35,772	29,251

[1]	(1) The number of theoretical shares allocated has been calculated based on the average of the closing prices of the BBVA share during the 60 trading sessions prior to the General Meetings of March 17, 2023 and March 18, 2022, which was €6.58 and €5.47 per share, respectively.
[2]	(2) Director appointed at the General Meeting held on March 17, 2023; therefore, no theoretical shares will be allocated to her until 2024.
[3]	(3) Director appointed at the General Meeting held on March 18, 2022; therefore the allocation of theoretical shares was made for the first time in 2023.
[4]	(4) Director who left office on March 17, 2023. Under the system, she received a total of 191,423 BBVA shares following her departure, equivalent to the total number of theoretical shares accumulated up to that date.